Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash	$ 309,730	$ 770,114		$ 1,212,755
Prepaid income taxes	9,620	4,549
Prepaid expenses and other current assets	103,577	146,979		326,308
Total Current Assets	422,927	921,642		1,539,063
Investments held in Trust Account	100,126,108	100,339,379		100,154,572
Total Assets	100,549,035	101,261,021		101,693,635
Current liabilities
Accounts payable and accrued expenses	328,928	269,451		95,139
Income taxes payable				16,225
Total Current Liabilities	328,928	269,451		111,364
Warrant liability	10,430,000	13,130,000		7,240,000
Deferred underwriting fee payable	3,500,000	3,500,000		3,500,000
Total Liabilities	14,258,928	16,899,451		10,851,364
Commitments and contingencies
Class A common stock subject to possible redemption	81,290,100	79,361,560		85,842,270
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	10,148,114	12,076,635		5,595,951
Accumulated deficit	(5,148,544)	(7,077,081)		(596,380)
Total Stockholders’ Equity	5,000,007	5,000,010		5,000,001
Total Liabilities and Stockholders’ Equity	100,549,035	101,261,021		101,693,635
Class A Common Stock
Stockholders’ Equity
Common stock value	187	206		142
Class B Common Stock
Stockholders’ Equity
Common stock value	$ 250	$ 250	[1]	$ 288	[1]

[1]	At December 31, 2019, included up to 375,000 Class B shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).